INVENTORY - Movement in the Inventory Write-downs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Inventory [Line Items]
Inventory write-downs - closing balance	$ (30,692)	$ (22,977)	$ (14,504)
Accumulated amortization and impairment
Summary Of Inventory [Line Items]
Charges to the statement of profit or (loss)	13,979	1,665	0
Inventory write-downs - closing balance	$ 13,979	$ 1,665	$ 0